Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	PERMA-PIPE INTERNATIONAL HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3922969
Entity Address, Address Line One	2445 Technology Forest Blvd, Suite 1010
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	281
Local Phone Number	941-2445
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000914122
Amendment Flag	false